Insurance service expenses and other expenditure - Staff and employment costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee
Insurance service expenses and other expenditure
Average number of staff employed by the Group during the year	15,030	14,196	13,837
Costs of employment
Wages and salaries	$ 1,079	$ 1,018	$ 973
Social security costs	37	41	42
Defined contribution schemes	46	40	42
Total costs of employment	$ 1,162	$ 1,099	$ 1,057
Discontinued US operations
Insurance service expenses and other expenditure
Average number of staff employed by the Group during the year			3,306
Costs of employment
Wages and salaries			$ 511
Social security costs			22
Defined contribution schemes			29
Total costs of employment			$ 562
Continuing and discontinued operations
Insurance service expenses and other expenditure
Average number of staff employed by the Group during the year	15,030	14,196	17,143
Costs of employment
Wages and salaries			$ 1,484
Social security costs			64
Defined contribution schemes			71
Total costs of employment			$ 1,619
Asia and Africa
Insurance service expenses and other expenditure
Average number of staff employed by the Group during the year	14,479	13,685	13,237
Number of commission based sales staff | employee	621	744	440
Head office function
Insurance service expenses and other expenditure
Average number of staff employed by the Group during the year	551	511	600